LIMITED PARTNERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		308,051,190
Ownership percentage		48.00%
Public Shareholders
Disclosure of limited partners equity [Line Items]
Ownership percentage		52.00%
Ordinary shares
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		275,084,265	274,837,890
Maximum units for normal course issuer bid (in shares)		13,750,520
Percentage of units for normal course issuer bid		5.00%
Number of shares repurchased (in shares)		0
Ordinary shares | TerraForm Power
Disclosure of limited partners equity [Line Items]
Payments for shares exchanged		$ 1	$ 2
Ordinary shares | Distribution Reinvestment Plan
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)		230,304	182,966
Share issue related cost		$ 9	$ 6
Ordinary shares | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		68,749,416	68,749,416
GP interests | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		0.01%
GP interests | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		1.00%
Exchangeable shares | TerraForm Power
Disclosure of limited partners equity [Line Items]
Number of shares exchanged (in shares)		16,071	136,517
LP Units
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners		$ 335	$ 349
Distributions paid to owners, net of accruals		325	349	$ 363
LP Units | Forecast
Disclosure of limited partners equity [Line Items]
Dividends recognized as distributions to owners per share (in dollars per share)	$ 1.28
Dividends recognised as distributions to owners per share, incremental increase (in dollars per share)	$ 0.06
LP Units | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners		84	98
LP Units | Public Shareholders
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners		$ 251	$ 251
Direct Ownership | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		25.00%
Direct Ownership | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		41.00%
Direct Ownership | Brookfield Asset Management | Ownership Interest In BEPC
Disclosure of limited partners equity [Line Items]
Ownership percentage		26.00%